Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of Performance and Making Key Decisions Regarding Resource Allocation	The measure of segment assets is reported on the accompanying condensed consolidated balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:
	June 30, 2026	December 31, 2025
Marketable securities and cash held in Trust Account	$42,874,392	$171,405,977
Cash	$2,068	$32,075
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
General and administrative costs	$628,701	$233,288	$1,367,922	$390,236
Dividends and interest earned on marketable securities and cash held in Trust Account	$1,365,225	$1,786,926	$2,879,103	$3,523,660
The measure of segment assets is reported on the accompanying balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:
	December 31, 2025	December 31, 2024
Marketable securities and cash held in Trust Account	$171,405,977	$164,407,016
Cash	$32,075	$878,254
	For the Year Ended December 31, 2025	For the Period from March 11, 2024 (Inception) Through December 31, 2024
General and administrative costs	$1,475,992	$367,764
Dividends and interest earned on marketable securities and cash held in Trust Account	$6,998,961	$4,407,016